Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Mar. 31, 2020 USD ($) Segments	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Apr. 02, 2019 USD ($)	Aug. 10, 2015	Jun. 26, 2015
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts	$ 0	$ 0
Advertising expenses		931	$ 19,769
Impairment of long-lived assets
Number of reportable segments | Segments	3
Number of operating segments | Segments	3
Operating lease right-of-use assets				$ 160,552
Operating lease right-of-use assets and liabilities				$ 147,172
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Cost method investments, ownership percentage	0.00%
Equity method investment, ownership percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Cost method investments, ownership percentage	20.00%
Equity method investment, ownership percentage	50.00%
Long Yun Hk [Member]
Summary of Significant Accounting Policies (Textual)
Ownership percentage					100.00%
Sweet Lollipop [Member]
Summary of Significant Accounting Policies (Textual)
Ownership percentage						100.00%